REVENUES - Additional Information - Narrative (Details)	12 Months Ended
Dec. 31, 2018
Rate-regulated firm capacity contracts
Disaggregation of Revenue [Line Items]
Future revenues, expected timing of satisfaction, explanation	one to three years